ORGANIZATION AND PRINCIPAL ACTIVITIES - Risks in relation to the VIE structure (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Variable Interest Entity [Line Items]
Total assets	$ 6,391,312,469	$ 3,746,047,103
Total liabilities	5,729,188,720	3,250,624,925
Total revenues	391,541,429	272,507,595	$ 225,365,547
VIEs
Variable Interest Entity [Line Items]
Total assets	67,804,573	64,712,437
Total liabilities	29,978,272	27,051,232
Total revenues	28,432,186	24,775,979	44,382,701
VIEs | Intercompany Eliminations
Variable Interest Entity [Line Items]
Total assets	(42,440,971)	(39,517,426)
Total liabilities	(17,061,601)	(16,018,252)
Total revenues	$ 25,695,953	$ 21,984,942	$ 40,966,619